Related and Interested Parties (Transactions with Related and Interested Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Sales	$ 5	$ 8	$ 35
Cost of sales	19	97	113
Selling, transport and marketing expenses	7	8	7
Financing expenses (income), net	3	(9)	0
General and administrative expenses	1	1	1
Management fees to the parent company	$ 1	$ 1	$ 1